PRINCIPAL RISKS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Credit risk
PRINCIPAL RISKS
Cash and cash equivalents and short-term investments	¥ 4,713.9	¥ 3,724.9		$ 645.9
Credit risk | Outside PRC
PRINCIPAL RISKS
Cash and cash equivalents and short-term investments	¥ 1,220.3			$ 167.2	$ 3.9
Foreign currency exchange rate risk
PRINCIPAL RISKS
Appreciation of US$ against RMB	2.80%	2.90%	8.20%